OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangibles assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 1,623,670	$ 1,206,491	$ 1,033,885
Business combination		174,317
Capitalizations / Acquisitions / Purchases	568,665	559,400	388,144
Amortization of intangible assets	(326,588)	(275,446)	(210,872)
Impairment loss	(3,253)
Withdrawals and transfers	(20,366)	(13,094)	(9,844)
Effect of movements in exchange rates	43,914	(27,998)	5,178
Ending Balance	1,886,042	1,623,670	1,206,491
Other intangibles assets | Internally Generated - Developing
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	473,204	347,156	246,075
Capitalizations / Acquisitions / Purchases	376,344	339,245	183,428
Withdrawals and transfers	(287,656)	(213,123)	(82,363)
Effect of movements in exchange rates	1,369	(74)	16
Ending Balance	563,261	473,204	347,156
Other intangibles assets | Internally Generated - In Use
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	227,555	193,899	362,869
Capitalizations / Acquisitions / Purchases			109,025
Amortization of intangible assets	(44,916)	(35,272)	(25,007)
Withdrawals and transfers	196,317	68,928	(34,938)
Ending Balance	378,956	227,555	193,899
Other intangibles assets | Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	922,911	665,436	424,941
Business combination		174,317
Capitalizations / Acquisitions / Purchases	192,321	220,155	313,741
Amortization of intangible assets	(281,672)	(240,174)	(185,865)
Impairment loss	(3,253)
Withdrawals and transfers	70,973	131,101	107,457
Effect of movements in exchange rates	42,545	(27,924)	5,162
Ending Balance	$ 943,825	922,911	$ 665,436
Multi Financial Group Inc [member] | Computer software [member] | Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Business combination		61,650
Multi Financial Group Inc [member] | Other intangible assets excluding software and information technology applications purchased and licences | Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Business combination		$ 112,667